Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventory
Finished goods	$ 5,114	$ 3,573
Raw materials	2,306	1,774
Inventory provision	(7)	(16)
Total inventory	$ 7,413	$ 5,331